Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Loss and Comprehensive Loss
Revenue	$ 5,806,973
Cost of Sales
Operating expenses	5,671,431
Selling expenses	17,287
Cost of sales	5,688,718
Income from mine operations	118,255
Expenses
Exploration and evaluation	41,380,407	$ 52,563,340
General and administrative	11,656,734	6,864,539
Share-based compensation	6,284,821	889,045
Transaction costs	4,787,735
Expenses	64,109,697	60,316,924
Loss from operations	(63,991,442)	(60,316,924)
Other income (expenses)
Settlement of flow-through share premium	7,565,501	12,426,322
Gains (losses) on investments	6,347,116	(2,908,253)
Interest, accretion and financing expenses	(112,568)	(25,105)
Interest income	1,418,145	2,869,403
Impairment reversal on equity investment	1,000,237
Other income (expenses)	(194,179)	(2,313,797)
Total other income (expenses)	16,024,252	10,048,570
Loss before income and mining taxes	(47,967,190)	(50,268,354)
Income and mining tax recoveries - deferred	394,570
Net loss and comprehensive loss for the year	$ (47,572,620)	$ (50,268,354)
Loss per share - basic	$ (0.2)	$ (0.26)
Loss per share - diluted	$ (0.2)	$ (0.26)
Weighted average number of common shares outstanding - basic	234,636,355	194,032,544
Weighted average number of common shares outstanding - diluted	234,636,355	194,032,544